Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 04, 2013	Oct. 31, 2012
Document Information [Line Items]
Document Type	S-11
Amendment Flag	false
Document Period End Date		Jan. 04, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Registrant Name	American Realty Capital Global Trust, Inc.
Entity Central Index Key	0001526113
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding			254,000